LOSS PER SHARE - Disclosure of earnings per share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Earnings per share [abstract]
Net loss available to common shareholders for basic and diluted loss per share	$ (344)	$ (5,357)
Weighted average number of common shares outstanding - basic	14,524,591	13,222,707
Effect of dilutive securities	0	0
Weighted average number of common shares outstanding - diluted	14,524,591	13,222,707
Loss per share - reported
Basic	$ (0.02)	$ (0.41)
Diluted	$ (0.02)	$ (0.41)